Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Mar. 18, 2014	Mar. 17, 2014	Dec. 31, 2013
Balance Sheets [Abstract]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Convertible preferred stock, shares authorized	20,000,000	20,000,000	20,000,000	2,500,000	20,000,000
Convertible preferred stock, shares issued	44,030	2,229,702			0
Convertible preferred stock, shares outstanding	44,030	2,229,702			0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.01	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	22,500,000	500,000,000
Common Stock, shares, Issued	30,300,179	16,934,497			5,625,957
Common stock, shares outstanding	30,300,179	16,934,497			5,625,957